STOCK-BASED COMPENSATION PLANS Schedule of stock options outstanding and exercisable (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Options Outstanding
Number of Options (in shares) | shares	774,201
Weighted Average Remaining Option Life	1 year 6 months
Weighted Average Exercise Price (in dollars per share)	$ 18.16
Options Exercisable
Number of options Exercisable (in shares) | shares	538,145
Weighted Average Exercise Price (in dollars per share)	$ 20.50
$8.46 - $12.73
Stock options outstanding and exercisable
Exercise price range, lower range limit (in dollars per share)	8.46
Exercise price range, upper range limit (in dollars per share)	$ 12.73
Options Outstanding
Number of Options (in shares) | shares	110,822
Weighted Average Remaining Option Life	2 years 6 months
Weighted Average Exercise Price (in dollars per share)	$ 11.32
Options Exercisable
Number of options Exercisable (in shares) | shares	51,699
Weighted Average Exercise Price (in dollars per share)	$ 11.55
$12.74 - $13.38
Stock options outstanding and exercisable
Exercise price range, lower range limit (in dollars per share)	12.74
Exercise price range, upper range limit (in dollars per share)	$ 13.38
Options Outstanding
Number of Options (in shares) | shares	165,678
Weighted Average Remaining Option Life	2 years 9 months 18 days
Weighted Average Exercise Price (in dollars per share)	$ 13.03
Options Exercisable
Number of options Exercisable (in shares) | shares	69,670
Weighted Average Exercise Price (in dollars per share)	$ 13.07
$13.39 - $16.23
Stock options outstanding and exercisable
Exercise price range, lower range limit (in dollars per share)	13.39
Exercise price range, upper range limit (in dollars per share)	$ 16.23
Options Outstanding
Number of Options (in shares) | shares	160,895
Weighted Average Remaining Option Life	2 years 1 month 6 days
Weighted Average Exercise Price (in dollars per share)	$ 14.69
Options Exercisable
Number of options Exercisable (in shares) | shares	83,213
Weighted Average Exercise Price (in dollars per share)	$ 15.59
$16.24 - $25.15
Stock options outstanding and exercisable
Exercise price range, lower range limit (in dollars per share)	16.24
Exercise price range, upper range limit (in dollars per share)	$ 25.15
Options Outstanding
Number of Options (in shares) | shares	119,240
Weighted Average Remaining Option Life	6 months
Weighted Average Exercise Price (in dollars per share)	$ 22.04
Options Exercisable
Number of options Exercisable (in shares) | shares	115,997
Weighted Average Exercise Price (in dollars per share)	$ 22.19
$25.16 - $26.03
Stock options outstanding and exercisable
Exercise price range, lower range limit (in dollars per share)	25.16
Exercise price range, upper range limit (in dollars per share)	$ 26.03
Options Outstanding
Number of Options (in shares) | shares	217,566
Weighted Average Remaining Option Life	2 months 12 days
Weighted Average Exercise Price (in dollars per share)	$ 25.98
Options Exercisable
Number of options Exercisable (in shares) | shares	217,566
Weighted Average Exercise Price (in dollars per share)	$ 25.97